Financial Instruments and Risk Management - Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	$ 41,654
Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	26,112
Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	3,040
Lease obligations [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	800
Drilling commitment [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	1,000
Share based compensation liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	10,133
Derivative commodity contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	88
Equipment and facility leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	481
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	34,619
Not later than one year [member] | Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	26,112
Not later than one year [member] | Lease obligations [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	764
Not later than one year [member] | Drilling commitment [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	1,000
Not later than one year [member] | Share based compensation liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	6,174
Not later than one year [member] | Derivative commodity contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	88
Not later than one year [member] | Equipment and facility leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	481
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	7,035
1-3 years [member] | Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	3,040
1-3 years [member] | Lease obligations [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	36
1-3 years [member] | Drilling commitment [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	0
1-3 years [member] | Share based compensation liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	3,959
1-3 years [member] | Equipment and facility leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	$ 0